Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2023
Contingent liabilities of Jinghong Dispute(i)	$22,904	$22,909
Contingent liabilities of Loop Dispute(ii)	14,677	—
Lawsuit provision(iii)	7,360	—
Payroll payable	6,137	3,235
Accrued expense	4,343	3,659
Output VAT(iv)	627	1,630
Warranty provisions	472	989
Interest payable	—	206
Borrowing from a third party	172	272
Others	129	215
Total	$56,821	$33,115

(i)      On May 18, 2022, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) filed proceedings with the Group. And the verdict was issued on July 20, 2023 that the Group was ordered to bear a total amount of approximately RMB162.7 million (US$22.9 million), covering equity transfer consideration, disbursement and other relevant expense, which was recognized in accrued expense and other liabilities as of December 31, 2023. As of December 31, 2024 and the issuance date of the consolidated financial statements, this amount remains outstanding.

(ii)     On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated February 11, 2022. The dispute was concluded in January 2025 and the Group was ordered by the arbitrator to pay a total of US$14.7 million to settle all claims and counterclaims.

(iii)    Lawsuit provision represented liabilities accrual for closed and on-going lawsuits the Group did not pay or make settlement. The Group regularly reviews these contingencies to determine whether its accruals are adequate. The amount of ultimate loss may differ from these estimates. As of December 31, 2024 and the issuance date of the consolidated financial statements, there are six different on-going lawsuits in the total estimated amount of RMB49.8 million (US$6.8 million). The remaining amount of the balance is about other six closed lawsuits of RMB3.9 million (US$0.6 million), which consists of unpaid claim amount, penalty and accrued interests.

(iv)    The amounts of output VAT cannot be offset against input tax, since they are arising from different legal entities.